CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (25,293,145)	$ (93,570,188)	$ (43,869,825)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustment	(33,515,974)	1,589,686	2,031,505
Comprehensive loss	(58,809,119)	(91,980,502)	(41,838,320)
Less: comprehensive loss attributable to noncontrolling interests	0		(13,353)
Comprehensive loss attributable to JMU Limited’s shareholders	$ (58,809,119)	$ (91,980,502)	$ (41,824,967)